Intangible Assets Other Than Goodwill - Aggregate Amortizations (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Acquired Finite Lived Intangible Assets [Line Items]
Within One Year	$ (990)
Year Two	(944)
Year Three	683
Year Four	684
Year Five	145
Thereafter	0
Total	(422)
Favorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Within One Year	(1,673)
Year Two	(1,627)
Year Three	0
Year Four	0
Year Five	0
Thereafter	0
Total	(3,300)	(40,171)	(51,233)
Unfavorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Within One Year	683
Year Two	683
Year Three	683
Year Four	684
Year Five	145
Thereafter	0
Total	$ 2,878	$ 3,561	$ 4,245